Future Minimum Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 10,581
2015	7,322
2016	5,204
2017	2,150
2018 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 25,257